Basis of preparation and consolidation	12 Months Ended
Dec. 31, 2023
Basis Of Preparation And Consolidation [Abstract]
Basis of preparation and consolidation
2. Basis of preparation and consolidation
Statement of compliance
These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The Consolidated Financial Statements as at and for the years ended December 31, 2023 and 2022, were authorized for issue by the Company’s Board of Directors on March 5, 2024.
Basis of measurement
The Consolidated Financial Statements have been prepared on the historical cost basis except for:
•Contingent consideration, investments and derivative financial instruments, which are measured at fair value; and
•Share-based compensation transactions, which are measured pursuant to IFRS 2, Share-based Payment (note 16).
Operating segment
The Company has one reportable segment for the provision of payment technology solutions to merchants and partners.
Estimates, judgments and assumptions
The preparation of these Consolidated Financial Statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates, judgements and assumptions.
Judgments
Critical judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements include the following:
Revenue recognition (note 3)
The identification of revenue-generating contracts with customers, the identification of performance obligations, the determination of the transaction price and allocations between identified performance obligations, the use of appropriate revenue recognition method for each performance obligation and the measure of progress for performance obligations satisfied over time are the main aspects of the revenue recognition process, all of which require the exercise of judgment and use of assumptions. In addition, the Company has applied judgment in assessing the principal versus agent considerations for its transaction and processing services.
Determining the fair value of identifiable intangible assets following a business combination (note 4)
The Company uses valuation techniques to determine the fair value of identifiable intangible assets acquired in a business combination, which are generally based on a forecast of total expected future net discounted cash flows. These valuations are linked closely to the assumptions made by management regarding the future performance of the related assets and the discount rate applied as it would be assumed by a market participant.
Recognizing expense of share-based payments with performance conditions (note 16)
The expense recognized for share-based payments for which the performance conditions have not yet been met is based on an estimation of the probability of achieving the performance conditions and the timing of their achievement, which is difficult to predict. The final expense is only determinable when the outcome is known.
Determining the fair value of services rendered by an external party (note 16)
When issuing share-based payments in exchange for services rendered under a contract with a third party, the Company records the fair value of the services provided by the third party by estimating the fair value of the services received under the contract, rather than using the fair value of the shares issued in exchange for the services. Management applied significant judgment in determining that the fair value of the services were more reliably measurable in the exchange.
Assumptions and estimation uncertainties
Assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year include the following:
•Estimating the recoverable amount of goodwill (note 9);
•Estimating the provision for losses on merchant accounts (note 11);
•Estimating the fair value of share-based payment transactions (note 16);
•Estimating the recoverable amount of tax balances for recognition of tax assets (note 17); and
•Estimating the fair value measurement of level 3 financial instruments (note 21).